Acquisition (Details) - Schedule of pro forma results of operations - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of pro forma results of operations [Abstract]
Pro forma revenue	¥ 1,280,228	$ 196,204
Pro forma gross profit	204,450	31,333
Pro forma income from operations	155,767	23,872
Pro forma net income	¥ 151,747	$ 23,256